CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (4,573)	$ (3,447)	$ (1,241)
Other comprehensive loss
Foreign currency translation adjustments	93	(28)	(128)
Change in unrealized gains (losses) on cash flow hedges:
Unrealized gain on cash flow hedges arising during the period	194	8	8
Reclassification to earnings of realized losses (gains) on cash flow hedges	(143)	(46)	134
Total Other Comprehensive Income (Loss), Derivatives Qualifying as Hedges, Net of Tax	144	(66)	14
Change in unrealized gains (losses) on marketable securities:
Unrealized gains (losses) on marketable securities, net of tax expense (benefit)	129	(56)	(345)
Gains of marketable securities reclassified into earning, net of tax expenses	(154)	(135)	(1)
Total Other Comprehensive Income (Loss), Available-for-sale Securities Adjustment, Net of Tax	(25)	(191)	(346)
Other comprehensive income (loss), net of tax	119	(257)	(332)
Comprehensive loss	$ (4,454)	$ (3,704)	$ (1,573)